Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories

Note 5. Inventories

Inventories consisted of the following:

	December 31,
	2020	2019
	U.S. $ in thousands
Finished goods	$61,297	$87,967
Work-in-process	3,163	3,106
Raw materials	67,212	77,431
	$131,672	$168,504